Acquisition and disposals - Impact of acquisition on net debt (Details) $ in Millions	Mar. 06, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
less: cash and cash equivalents acquired	$ (293)
Arcadium Lithium Plc
Disclosure of detailed information about business combination [line items]
Borrowings of Arcadium Lithium	1,599
less: convertible loan notes settled on change of control	(400)
less: cash and cash equivalents acquired	(293)
less: loan advanced to Arcadium prior to acquisition	(200)
Acquired net debt	706
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc	6,301
Cash payment to settle convertible loan notes	400
Change in net debt on acquisition	$ 7,407